NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
NET INCOME (LOSS) PER SHARE [Text Block]

17. NET INCOME (LOSS) PER SHARE

Net income (loss) per share, calculated on a basic and diluted basis, is as follows:

Year ended	December 31, 2019	December 31, 2018

Net income (loss)	$(13,820)	$62,118
Weighted average number of common shares outstanding - basic	81,801,575	79,979,320
Dilutive effect of stock options and warrants outstanding	-	674,154
Weighted average number of common shares outstanding - diluted	81,801,575	80,653,474

Basic earnings (loss) per share	$(0.17)	$0.78
Diluted earnings (loss) per share	$(0.17)	$0.77